Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Other non financial assets [Abstract]
Disclosure of detailed information about other non financial assets [Text Block]
The Company maintained the following other non-financial assets:

	As of December 31, 2018		As of December 31, 2017
	Current	Non current	Current	Non current
	ThCh $	ThCh $	ThCh $	ThCh $
Insurances paid	3,565,768	-	3,348,593	-
Advertising	7,976,638	3,173,523	7,383,730	3,632,423
Advances to suppliers	4,695,341	-	3,643,691	-
Prepaid expenses	1,685,096	1,705,693	583,165	755,703
Total advances	17,922,843	4,879,216	14,959,179	4,388,126
Guarantees paid	62,316	106,571	59,452	242,535
Consumables	393,234	-	446,565	-
Dividends receivable	423,994	-	353,150	-
Other	59,027	21,363	15,879	14,166
Total other assets	938,571	127,934	875,046	256,701
Total	18,861,414	5,007,150	15,834,225	4,644,827